Concentration of Credit Risks	12 Months Ended
Dec. 31, 2018
Risks/Concentration of Credit Risks [Abstract]
CONCENTRATION OF CREDIT RISKS

26. CONCENTRATION OF CREDIT RISKS

As of December 31, 2018 and 2017, the Company held cash of US$1,311,749 and US$1,220,380, respectively, that was uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily places cash deposits only with large financial institutions in the PRC with acceptable credit ratings.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

As of December 31, 2018, the loan receivable due from one customer accounted for 23% of total loan receivable. As of December 31, 2017, no customer accounted for more than 10% of total loan balance.